Exhibit 99.1

KPMG LLP
Suite 900
8350 Broad Street
McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
(together with the Company, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2020-3 – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “EART 2020-3 Final FA Stat Pool_7312020_KPMG.xlsx,” provided by the Company on August 5, 2020, containing certain information related to 35,587 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on July 31, 2020 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2020-3. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Source Documents” means the following information sources provided by the Company:
–	Sales Contract
–	Shaw Loan Operating System
–	Global Search imaging system (“Global Search System”)
–	Customer Acquisition and Life Cycle Management System (“CALMS”)
–	Exeter Data Warehouse ("EDW")

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.
•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, Guarantee of Title, Lien Entry Form, Application for Vehicle Transaction(s) (VSD190), Application for Certificate of Ownership, Multi-Purpose Application, and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means electronic mail correspondence provided by the Company on August 19, 2020, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.
•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.
A.
We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.
For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.  The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System
Origination Date	Sales Contract, Shaw Loan Operating System
Original Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS
Vehicle Model Year	Sales Contract, CALMS
Vehicle Make	Sales Contract, CALMS
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS
Borrower State (current)	Sales Contract, Shaw Loan Operating System

Attribute	Source Document(s)
FICO Score	CALMS, EDW
Custom Score	CALMS, EDW

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents.
C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and seller state address were located within the United States.
D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of the following:
i)	the underwriting overview screen capture with a credit approval notation;
ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,
iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.
There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the methodologies, information indicated in the Data File and Provided Information, and instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.
/s/ KPMG LLP
McLean, Virginia
September 4, 2020

Exhibit A
Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	82737614	30	80677181	59	83136914
2	80696034	31	83687161	60	84430152
3	84736158	32	85679129	61	82958438
4	83577942	33	83947930	62	82697335
5	83949725	34	84116512	63	60753344
6	79998444	35	85162673	64	82940426
7	85431591	36	77867129	65	83908993
8	82852838	37	85908586	66	83638456
9	84429381	38	81848206	67	80109730
10	83299593	39	83436178	68	85876782
11	83576368	40	76718091	69	82936403
12	84120347	41	85647627	70	83256610
13	85851406	42	84043233	71	85739651
14	82918127	43	80020484	72	81037038
15	84288391	44	85636470	73	85228422
16	83248831	45	82756719	74	83136127
17	84799362	46	85688159	75	53799029
18	80068112	47	81619198	76	78960528
19	83902926	48	84558449	77	84710293
20	72154928	49	85376457	78	81897912
21	52191032	50	74004326	79	83366094
22	69437640	51	82969366	80	85359352
23	83121588	52	64948711	81	83587937
24	83578280	53	85304256	82	78691268
25	80839317	54	82606899	83	85157161
26	71095783	55	82828175	84	83418708
27	85769425	56	83737586	85	84849120
28	80828323	57	70868689	86	83359465
29	70940264	58	84107569	87	82436985
1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	83336829	109	80317505	130	83580246
89	82010928	110	83197187	131	84847520
90	75516813	111	85160967	132	82848089
91	85118558	112	84416229	133	83850417
92	83290798	113	71156135	134	83937103
93	80179029	114	80429497	135	84615615
94	84077145	115	84831542	136	85599190
95	85246226	116	82987737	137	83941449
96	54392575	117	80290062	138	84756348
97	81939419	118	85109625	139	83369626
98	83507396	119	84546962	140	82789291
99	82277501	120	78648629	141	84836989
100	76717498	121	85135596	142	84096932
101	84857578	122	6076666	143	54316039
102	83566559	123	82847379	144	81709768
103	85301371	124	85249196	145	53438018
104	83156380	125	83149164	146	53625128
105	79439095	126	83096388	147	84788172
106	83350179	127	69979373	148	74415615
107	80221421	128	85458981	149	85003650
108	85757071	129	83731432	150	84137240

2